CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of balance sheets

BALANCE SHEETS

December 31, 2015 and 2014

	2015	2014
Assets
Cash and cash equivalents	$996,950	$1,141,653
Investment in common stock of subsidiary	83,079,782	79,868,529
Other assets	214,079	173,079

Total assets	$84,290,811	$81,183,261

Liabilities and Stockholders' Equity
Subordinated debentures	$4,000,000	$4,000,000
Accrued interest payable	8,388	7,424
Other liabilities	8,548	45,944
Total liabilities	4,016,936	4,053,368

Stockholders' Equity
Common stock	700,588	700,728
Additional paid-in-capital	55,806,256	55,818,936
Retained earnings	23,369,037	20,412,898
Accumulated other comprehensive income	397,994	197,331
	80,273,875	77,129,893

Total liabilities and stockholders' equity	$84,290,811	$81,183,261

Schedule of condensed statements of operations and comprehensive income

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

Years ended December 31, 2015 and 2014

	2015	2014
Dividends from subsidiary	$2,000,000	$2,000,000
Interest income	2,682	2,614
Interest expense	(90,174)	(86,901)
Other income	-	51,205
Other expenses	(534,045)	(524,678)

Income before income tax benefit and equity in undistributed net income of subsidiary	1,378,463	1,442,240

Income tax benefit	248,700	223,200

Income before equity in undistributed net income of subsidiary	1,627,163	1,665,440

Equity in undistributed (distributions in excess of) net income of subsidiary	3,010,591	2,160,752

Net income	$4,637,754	$3,826,192

Comprehensive income	$4,838,417	$5,716,011

Schedule of condensed statements of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, 2015 and 2014

	2015	2014
Cash Flows from Operating Activities
Net income	$4,637,754	$3,826,192
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Distributions in excess of (equity in undistributed) net income of subsidiary	(3,010,591)	(2,160,752)
Decrease (increase) in other assets	(41,000)	507,606
Increase (decrease) in accrued interest payable	964	(49)
Decrease in other liabilities	(37,395)	(40,722)
Net cash provided by operating activities	1,549,732	2,132,275

Cash Flows from Investing Activities
Loan payments	-	-
Net cash provided by investing activities	-	-

Cash Flows from Financing Activities
Repurchase of common stock	(12,820)	-
Dividends	(1,681,615)	(1,681,748)
Net cash used in financing activities	(1,694,435)	(1,681,748)

Net increase (decrease) in cash and cash equivalents	(144,703)	450,527

Cash and cash equivalents:
Beginning of year	1,141,653	691,126

End of year	$996,950	$1,141,653